Additional Information Required by the Argentine Central Bank - Cash and Government Securities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of restricted assets [line items]
For forward purchases of repurchase transactions	$ 23,710,704	$ 20,880,419
Repurchase Transaction [Member] | Government Securities [member] | Currency Forward Purchases [Member]
Disclosure of restricted assets [line items]
For forward purchases of repurchase transactions	323,534
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of restricted assets [line items]
For transactions in ROFEX, MAE and BYMA	11,203,763	5,894,832
For appraisals from repo transactions	35,948	0
For debit / credit cards transactions	4,613,003	4,558,602
For attachments	9,410	14,204
Liquid offsetting entry required to operate as CNV agent	86,400	96,633
For contribution to M.A.E.' s Joint Guarantee Fund (Fondo de Garantía Mancomunada)	1,100	1,660
Guarantees for the Regional Economies Competitiveness Program	129,805	278,856
For other transactions (includes guarantees linked to rental contracts)	24,150	$ 29,889
Banco De Galicia Y Buenos Aires S.A.U. [member] | Repurchase Transaction [Member] | Government Securities [member] | Currency Forward Purchases [Member]
Disclosure of restricted assets [line items]
For forward purchases of repurchase transactions	$ 323,534